John L. Reizian
Assistant Vice President and Associate General Counsel
Lincoln Life & Annuity Company of New York
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@lfg.com

VIA EDGAR

September 20, 2010

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:         Lincoln Life & Annuity Flexible Premium Variable Life Account M
(the “Separate Account”)
Lincoln Life & Annuity Company of New York (“LLANY”)
File No.: 333-155333; 811-08559; CIK: 0001051629
Post-Effective Amendment No. 10, Form N-6, Rule 485(a)

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  The purpose of this amendment is to revise the Surrender Charge for a Representative Insured shown in “Table I: Transaction Fees” shown in the Policy Summary section of the prospectus and in Appendix B.  This revision is also reflected on the sample policies and how the surrender charge is calculated in both Appendix A and Appendix A-1.

I am representing LLANY in these matters.  Please contact me at (860) 466-1539, with any questions or comments about this filing. Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel